Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
CIK	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO All Asset Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAAIX
PIMCO All Asset Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALPX
PIMCO All Asset Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAANX
PIMCO All Asset Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAALX
PIMCO All Asset Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASAX
PIMCO All Asset Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASCX
PIMCO All Asset Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PATRX
PIMCO All Asset All Authority Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUIX
PIMCO All Asset All Authority Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUPX
PIMCO All Asset All Authority Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUNX
PIMCO All Asset All Authority Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUAX
PIMCO All Asset All Authority Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUCX
PIMCO Global Core Asset Allocation Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAIX
PIMCO Global Core Asset Allocation Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAPX
PIMCO Global Core Asset Allocation Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGMAX
PIMCO Global Core Asset Allocation Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGMCX
PIMCO Climate Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEIX
PIMCO Climate Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEPX
PIMCO Climate Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEWX
PIMCO Climate Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEBX
PIMCO Climate Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCECX
PIMCO Dynamic Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIUX
PIMCO Dynamic Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUCPX
PIMCO Dynamic Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFNUX
PIMCO Dynamic Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUBAX
PIMCO Dynamic Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUBCX
PIMCO Dynamic Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUBRX
PIMCO Extended Duration Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEDIX
PIMCO Extended Duration Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEDPX
PIMCO GNMA and Government Securities Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDMIX
PIMCO GNMA and Government Securities Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPGNX
PIMCO GNMA and Government Securities Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PANNX
PIMCO GNMA and Government Securities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGNX
PIMCO GNMA and Government Securities Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGNX
PIMCO Investment Grade Credit Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIGIX
PIMCO Investment Grade Credit Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBDPX
PIMCO Investment Grade Credit Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCNNX
PIMCO Investment Grade Credit Bond Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGCAX
PIMCO Investment Grade Credit Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBDAX
PIMCO Investment Grade Credit Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBDCX
PIMCO Long Duration Total Return Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRIX
PIMCO Long Duration Total Return Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRPX
PIMCO Long Duration Total Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRAX
PIMCO Long Duration Total Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRCX
PIMCO Long-Term US Government Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGOVX
PIMCO Long-Term US Government Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTPX
PIMCO Long-Term US Government Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGBX
PIMCO Long-Term US Government Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFGAX
PIMCO Long-Term US Government Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFGCX
PIMCO Moderate Duration Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDRX
PIMCO Mortgage-Backed Securities Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRIX
PIMCO Mortgage-Backed Securities Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRPX
PIMCO Mortgage-Backed Securities Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRPX
PIMCO Mortgage-Backed Securities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRAX
PIMCO Mortgage-Backed Securities Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRCX
PIMCO Mortgage Opportunities and Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMZIX
PIMCO Mortgage Opportunities and Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMZPX
PIMCO Mortgage Opportunities and Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMZAX
PIMCO Mortgage Opportunities and Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMZCX
PIMCO Strategic Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUTIX
PIMCO Strategic Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUTPX
PIMCO Strategic Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATMAX
PIMCO Strategic Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATMCX
PIMCO Total Return Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTRX
PIMCO Total Return Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTPX
PIMCO Total Return Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRAX
PIMCO Total Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTAX
PIMCO Total Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTCX
PIMCO Total Return Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRRX
PIMCO Total Return Fund II | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBIX
PIMCO Total Return Fund IV | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTUIX
PIMCO Total Return Fund IV | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTUZX
PIMCO Total Return ESG Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSAX
PIMCO Total Return ESG Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAPX
PIMCO Total Return ESG Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFAX
PIMCO Total Return ESG Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTGAX
PIMCO Total Return ESG Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTGCX
PIMCO Credit Opportunities Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCARX
PIMCO Credit Opportunities Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCRX
PIMCO Credit Opportunities Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZCRX
PIMCO Credit Opportunities Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCRX
PIMCO Diversified Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIIX
PIMCO Diversified Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVPX
PIMCO Diversified Income Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNIX
PIMCO Diversified Income Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDAAX
PIMCO Diversified Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVAX
PIMCO Diversified Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDICX
PIMCO ESG Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGIX
PIMCO ESG Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGPX
PIMCO ESG Income Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGQX
PIMCO ESG Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGAX
PIMCO ESG Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGBX
PIMCO High Yield Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIYX
PIMCO High Yield Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHLPX
PIMCO High Yield Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHNNX
PIMCO High Yield Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYAX
PIMCO High Yield Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHDAX
PIMCO High Yield Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHDCX
PIMCO High Yield Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYRX
PIMCO High Yield Spectrum Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHSIX
PIMCO High Yield Spectrum Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHSPX
PIMCO High Yield Spectrum Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHFNX
PIMCO High Yield Spectrum Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHSAX
PIMCO High Yield Spectrum Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHSCX
PIMCO Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMIX
PIMCO Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PONPX
PIMCO Income Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPNX
PIMCO Income Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIINX
PIMCO Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PONAX
PIMCO Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PONCX
PIMCO Income Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PONRX
PIMCO Long-Term Credit Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCIX
PIMCO Long-Term Credit Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCPX
PIMCO Low Duration Credit Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSRIX
PIMCO Low Duration Credit Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSRPX
PIMCO Low Duration Credit Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSRZX
PIMCO Low Duration Credit Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSRWX
PIMCO Low Duration Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIIX
PIMCO Low Duration Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFTPX
PIMCO Low Duration Income Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFNIX
PIMCO Low Duration Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIAX
PIMCO Low Duration Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFNCX
PIMCO Preferred and Capital Securities Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFINX
PIMCO Preferred and Capital Securities Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFPNX
PIMCO Preferred and Capital Securities Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFNNX
PIMCO Preferred and Capital Securities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFANX
PIMCO Preferred and Capital Securities Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFCJX
PIMCO RAE Fundamental Advantage PLUS Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFATX
PIMCO RAE Fundamental Advantage PLUS Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFAX
PIMCO RAE PLUS EMG Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEFIX
PIMCO RAE PLUS EMG Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEFPX
PIMCO RAE PLUS EMG Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEFFX
PIMCO RAE PLUS EMG Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEFCX
PIMCO RAE PLUS Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXTIX
PIMCO RAE PLUS Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIXPX
PIMCO RAE PLUS Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXTNX
PIMCO RAE PLUS Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIXAX
PIMCO RAE PLUS International Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSIX
PIMCO RAE PLUS International Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIPX
PIMCO RAE PLUS International Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSOX
PIMCO RAE PLUS Small Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFIX
PIMCO RAE PLUS Small Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCPX
PIMCO RAE PLUS Small Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFAX
PIMCO RAE PLUS Small Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFEX
PIMCO RAE Worldwide Long_Short PLUS Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWLIX
PIMCO RAE Worldwide Long_Short PLUS Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWLMX
PIMCO RAE Worldwide Long_Short PLUS Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWLBX
PIMCO RAE Worldwide Long_Short PLUS Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWLEX
PIMCO StocksPLUS Absolute Return Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPTX
PIMCO StocksPLUS Absolute Return Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTOPX
PIMCO StocksPLUS Absolute Return Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPNX
PIMCO StocksPLUS Absolute Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTOAX
PIMCO StocksPLUS Absolute Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSOCX
PIMCO StocksPLUS Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTKX
PIMCO StocksPLUS Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSKPX
PIMCO StocksPLUS Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTNX
PIMCO StocksPLUS Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPAX
PIMCO StocksPLUS Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPCX
PIMCO StocksPLUS Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPRX
PIMCO StocksPLUS International Fund US Dollar-Hedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISIX
PIMCO StocksPLUS International Fund US Dollar-Hedged | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPDX
PIMCO StocksPLUS International Fund US Dollar-Hedged | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISNX
PIMCO StocksPLUS International Fund US Dollar-Hedged | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPAX
PIMCO StocksPLUS International Fund US Dollar-Hedged | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPCX
PIMCO StocksPLUS Long Duration Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLDX
PIMCO StocksPLUS Short Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTIX
PIMCO StocksPLUS Short Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPLX
PIMCO StocksPLUS Short Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSNNX
PIMCO StocksPLUS Short Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSAX
PIMCO StocksPLUS Short Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSCX
PIMCO StocksPLUS Small Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCSX
PIMCO StocksPLUS Small Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCKPX
PIMCO StocksPLUS Small Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSNSX
PIMCO StocksPLUS Small Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCKTX
PIMCO StocksPLUS Small Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCKAX
PIMCO StocksPLUS Small Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCKCX
PIMCO Emerging Markets Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEBIX
PIMCO Emerging Markets Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMPX
PIMCO Emerging Markets Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEBNX
PIMCO Emerging Markets Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAEMX
PIMCO Emerging Markets Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEBCX
PIMCO Emerging Markets Corporate Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMIX
PIMCO Emerging Markets Currency and Short-Term Investments Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLMIX
PIMCO Emerging Markets Currency and Short-Term Investments Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLMPX
PIMCO Emerging Markets Currency and Short-Term Investments Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLMAX
PIMCO Emerging Markets Full Spectrum Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFSIX
PIMCO Emerging Markets Local Currency and Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PELBX
PIMCO Emerging Markets Local Currency and Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PELPX
PIMCO Emerging Markets Local Currency and Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PELNX
PIMCO Emerging Markets Local Currency and Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PELAX
PIMCO Emerging Markets Local Currency and Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PELCX
PIMCO Global Advantage Strategy Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAIX
PIMCO Global Advantage Strategy Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSAX
PIMCO Global Bond Opportunities Fund US Dollar-Hedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBIX
PIMCO Global Bond Opportunities Fund US Dollar-Hedged | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGNPX
PIMCO Global Bond Opportunities Fund US Dollar-Hedged | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDAX
PIMCO Global Bond Opportunities Fund US Dollar-Hedged | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIIX
PIMCO Global Bond Opportunities Fund US Dollar-Hedged | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIIX
PIMCO International Bond Fund Unhedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUIX
PIMCO International Bond Fund Unhedged | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUPX
PIMCO International Bond Fund Unhedged | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUNX
PIMCO International Bond Fund Unhedged | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUUX
PIMCO International Bond Fund Unhedged | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUAX
PIMCO International Bond Fund Unhedged | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFRCX
PIMCO International Bond Fund US Dollar-Hedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFORX
PIMCO International Bond Fund US Dollar-Hedged | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFBPX
PIMCO International Bond Fund US Dollar-Hedged | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFONX
PIMCO International Bond Fund US Dollar-Hedged | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFRAX
PIMCO International Bond Fund US Dollar-Hedged | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFOAX
PIMCO International Bond Fund US Dollar-Hedged | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFOCX
PIMCO International Bond Fund US Dollar-Hedged | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFRRX
PIMCO CommoditiesPLUS Strategy Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLIX
PIMCO CommoditiesPLUS Strategy Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLPX
PIMCO CommoditiesPLUS Strategy Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLNX
PIMCO CommoditiesPLUS Strategy Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLAX
PIMCO CommoditiesPLUS Strategy Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPCX
PIMCO CommodityRealReturn Strategy Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRIX
PIMCO CommodityRealReturn Strategy Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRPX
PIMCO CommodityRealReturn Strategy Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRNX
PIMCO CommodityRealReturn Strategy Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRRX
PIMCO CommodityRealReturn Strategy Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRAX
PIMCO CommodityRealReturn Strategy Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRCX
PIMCO CommodityRealReturn Strategy Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSRX
PIMCO Inflation Response Multi-Asset Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRMX
PIMCO Inflation Response Multi-Asset Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPRMX
PIMCO Inflation Response Multi-Asset Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZRMX
PIMCO Inflation Response Multi-Asset Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZRMX
PIMCO Long-Term Real Return Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAIX
PIMCO Long-Term Real Return Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRTPX
PIMCO Real Return Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRIX
PIMCO Real Return Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRLPX
PIMCO Real Return Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNPX
PIMCO Real Return Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PARRX
PIMCO Real Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRTNX
PIMCO Real Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRTCX
PIMCO Real Return Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRRX
PIMCO RealEstateRealReturn Strategy Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRSX
PIMCO RealEstateRealReturn Strategy Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PETPX
PIMCO RealEstateRealReturn Strategy Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNRNX
PIMCO RealEstateRealReturn Strategy Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PETAX
PIMCO RealEstateRealReturn Strategy Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PETCX
PIMCO Government Money Market Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGYXX
PIMCO Government Money Market Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGPXX
PIMCO Government Money Market Fund | M
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFXX
PIMCO Government Money Market Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGOXX
PIMCO Government Money Market Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMAXX
PIMCO Government Money Market Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGXX
PIMCO Low Duration Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTLDX
PIMCO Low Duration Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLDPX
PIMCO Low Duration Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTLNX
PIMCO Low Duration Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLDAX
PIMCO Low Duration Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTLAX
PIMCO Low Duration Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTLCX
PIMCO Low Duration Fund | C-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCCX
PIMCO Low Duration Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLDRX
PIMCO Low Duration Fund II | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLDTX
PIMCO Low Duration Fund II | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDFAX
PIMCO Low Duration ESG Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLDIX
PIMCO Low Duration ESG Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLUPX
PIMCO Short Asset Investment Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIDX
PIMCO Short Asset Investment Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIPX
PIMCO Short Asset Investment Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PANDX
PIMCO Short Asset Investment Fund | M
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAMSX
PIMCO Short Asset Investment Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIQX
PIMCO Short Asset Investment Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIAX
PIMCO Short-Term Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSHX
PIMCO Short-Term Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSPX
PIMCO Short-Term Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSNX
PIMCO Short-Term Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFAX
PIMCO Short-Term Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHAX
PIMCO Short-Term Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFTCX
PIMCO Short-Term Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSRX
PIMCO California Intermediate Municipal Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIMX
PIMCO California Intermediate Municipal Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIPX
PIMCO California Intermediate Municipal Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMBX
PIMCO California Intermediate Municipal Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFCX
PIMCO California Municipal Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTIX
PIMCO California Municipal Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTPX
PIMCO California Municipal Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTTX
PIMCO California Municipal Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTGX
PIMCO California Short Duration Municipal Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDIX
PIMCO California Short Duration Municipal Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDPX
PIMCO California Short Duration Municipal Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDAX
PIMCO High Yield Municipal Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHMIX
PIMCO High Yield Municipal Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYMPX
PIMCO High Yield Municipal Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYMNX
PIMCO High Yield Municipal Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYMAX
PIMCO High Yield Municipal Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYMCX
PIMCO Municipal Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFMIX
PIMCO Municipal Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUPX
PIMCO Municipal Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUNX
PIMCO Municipal Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMLAX
PIMCO Municipal Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMLCX
PIMCO National Intermediate Municipal Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNIX
PIMCO National Intermediate Municipal Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNPX
PIMCO National Intermediate Municipal Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNTX
PIMCO National Intermediate Municipal Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNNX
PIMCO New York Municipal Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNYIX
PIMCO New York Municipal Bond Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNYPX
PIMCO New York Municipal Bond Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNYNX
PIMCO New York Municipal Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNYAX
PIMCO New York Municipal Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFCX
PIMCO Short Duration Municipal Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSDIX
PIMCO Short Duration Municipal Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSDPX
PIMCO Short Duration Municipal Income Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSDUX
PIMCO Short Duration Municipal Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSDAX
PIMCO Short Duration Municipal Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSDCX
PIMCO Short Duration Municipal Income Fund | C-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCMX
PIMCO TRENDS Managed Futures Strategy Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTIX
PIMCO TRENDS Managed Futures Strategy Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTPX
PIMCO TRENDS Managed Futures Strategy Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTNX
PIMCO TRENDS Managed Futures Strategy Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTAX
PIMCO California Municipal Intermediate Value Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMVX
PIMCO California Municipal Opportunistic Value Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCMFX
PIMCO National Municipal Intermediate Value Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMVX
PIMCO National Municipal Opportunistic Value Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMFX